GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 25, 2012
Carrying amount of goodwill

The changes in the carrying amount of goodwill by business segment for the years ended November 25, 2012, and November 27, 2011, were as follows:

	Americas	Europe	Asia Pacific	Total
	(Dollars in thousands)
Balance, November 28, 2010	$207,427	$31,603	$2,442	$241,472
Foreign currency fluctuation	(9)	(80)	(413)	(502)

Balance, November 27, 2011	207,418	31,523	2,029	240,970
Foreign currency fluctuation	5	(896)	(108)	(999)

Balance, November 25, 2012	$207,423	$30,627	$1,921	$239,971

Other intangible assets

Other intangible assets, net, were as follows:

	November 25, 2012			November 27, 2011
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	42,220	(32,163)	10,057	41,667	(23,051)	18,616
Customer lists	19,326	(12,217)	7,109	20,018	(9,559)	10,459

Total	$104,289	$(44,380)	$59,909	$104,428	$(32,610)	$71,818